Other operating income (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income
Government grant (Note 25)	[1]	$ 6,251	$ 15,387	$ 15,854
Government subsidies per Covid-19 context	[2]	46,701
Other		1,153	1,872	4,353
Total		$ 54,105	$ 17,259	$ 20,207

[1]	Correspond to grants for the development of airport infrastructure. As consideration for having granted the concession of the Group A of the National Airport System of Argentina, AA2000 assigns to the Government 15% of the total revenues of the concession, 2.5% of such revenues are destined to fund the investments commitments of AA2000 corresponding to the investment plan under the concession agreement by means of a trust in which AA2000 is the settlor; Banco de la Nación Argentina, the trustee; and the beneficiaries are AA2000 and constructors of the airports’ works. The funds in the trust are used to settle the accounts payable to suppliers of the infrastructure being built in the Argentine Airport System. As per IAS 20, the benefit received by AA2000 qualifies as a grant related to income on a monthly basis that it is recognized at fair value since there is a reasonable assurance that such benefit will be received.
[2]	Mainly correspond to the following government subsidies to support airports in the context of Covid-19 pandemic for the year ended December 31, 2020:Re-equilibrium of concession agreements due to force majeure or fortuitous case events in Brazilian airports for a total amount of USD 33,185 net of tax. Due to the impact generated by the pandemic, the Brazilian subsidiaries filed a claim for economic-financial re-equilibrium of its concession contracts. This was possible due to the Brazilian Government recognition that the Covid-19 pandemic is a case of "force majeure" or "fortuitous event" concluding that the loss from the impact of the pandemic is not part of the risks assumed by the private initiative and must be compensated by the Federal Government. In view of this, the Agência Nacional de Aviação Civil (“ANAC”) defined as a condition for this re-equilibrium the compensation according to the companies projected operational result in the scenario without pandemic.The ANAC approved the extraordinary revision of the Concession Agreements of the Brasília and Natal Airport due to the damages caused by the Covid-19 pandemic in order to reconstitute its economic-financial balance. The amount referring to the reconstitution for the year 2020 for Brasilia corresponds to USD 32,911 (USD 29,867 net of tax), and the form of this reconstitution is through the compensation of the concession fee payable, see amount compensated in Note 23. The amount referring to the reconstitution for the year 2020 for Natal corresponds to USD 3,656 (USD 3,318 net of tax), which will be received through the compensation of the monthly contribution and the readjustment of the Control Tower tariffs, see receivable included in Note 17.Contribution of € 10 million (approximately USD 11,968) that the Regional Administration of Tuscany has allocated in favor of Toscana Aeroporti S.p.A. in order to contribute to the strengthening of the Tuscan airport system, facilitate the regional economy and address the critical market issues resulting from the Covid-19 pandemic, see receivable included in Note 17. There are no unfulfilled conditions or other contingencies attaching to these grants. The Group has directly benefited from other forms of government assistance that were not accounted in Other operating income:Assistance for employees; in Argentina, through Decrees No. 332/2020 and the applicable administrative resolutions, the Poder Ejecutivo Nacional has instituted, through the Emergency Assistance Program for Work and Production, a series of benefits for those companies that have been affected by the health emergency. Among the assistance measures provided for by the decrees, the Argentine subsidiaries benefited from the postponement of the employer's contributions and a reduction in social security contributions. In addition, the Administración Federal de Ingresos Públicos (“AFIP”) has approved the granting of the Salary Compensation Allowance from April to September 2020, extended through Decree No. 823/2020 until December 31, 2020. This allowance consists of a sum equivalent to 50% of the net salary, up to the maximum amount of two minimum vital salaries.Assistance measures provided for by governments as the grant of a salary compensation allowance for employees are accounted as a reduction of results under Salaries and social security contributions line in Note 6 and 7.Economic benefit of a borrowing at a significantly below-market rate of interest, which is the case in particular for the subsidized interest rate of the Armenian borrowing, is treated as a government grant and recognized as a reduction of the debt in accordance with IAS 20, see Note 22